Note 11 - Income Per Common Share (Tables)	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars, except shares outstanding and per share amounts)
	for the three months ended		for the nine months ended
	July 31	July 31	July 31	July 31
	2025	2024	2025	2024

Net income	$6,582	$9,705	$23,254	$34,232
Less: dividends on preferred shares	-	(247)	-	(791)
	6,582	9,458	23,254	33,441

Weighted average number of common shares outstanding	32,368,728	25,964,424	31,302,938	25,964,424

Income per common share:	$0.20	$0.36	$0.74	$1.29